Other Non-Current Assets - Summary of Other Non-Current Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Other Noncurrent Assets [abstract]
Net defined benefit plan surpluses	$ 239	$ 128
Cash surrender value of life insurance policies	346	334
Deferred commissions	127	105
Other financial assets	429	198
Other non-current assets	85	23
Total other non-current assets	$ 1,226	$ 788